UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2012 (Unaudited)

Daily Assets Fund Institutional
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 11.4%
Banco del Estado de Chile:
0.25%, 11/9/2012	25,000,000	25,000,000
0.25%, 11/20/2012	32,000,000	32,000,000
Bank of Montreal, 0.14%, 10/2/2012	40,000,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.3%, 12/13/2012	28,200,000	28,200,000
0.33%, 12/4/2012	40,000,000	40,000,000
China Construction Bank Corp.:
0.3%, 10/12/2012	30,000,000	30,000,000
0.3%, 10/23/2012	15,000,000	15,000,000
0.38%, 11/28/2012	23,350,000	23,350,000
0.4%, 11/21/2012	22,500,000	22,500,000
DZ Bank:
0.27%, 10/22/2012	40,000,000	40,000,000
0.35%, 11/26/2012	41,800,000	41,800,000
0.36%, 11/20/2012	40,000,000	40,000,000
Export Development Canada, 144A, 0.335%, 5/23/2013	5,000,000	5,000,000
Industrial & Commercial Bank of China:
0.25%, 10/15/2012	35,000,000	35,000,000
0.28%, 11/21/2012	40,000,000	40,000,000
0.28%, 11/28/2012	25,000,000	25,000,000
Mizuho Corporate Bank Ltd.:
0.19%, 10/1/2012	25,000,000	25,000,000
0.23%, 11/9/2012	35,000,000	35,000,000
0.23%, 11/14/2012	20,000,000	20,000,000
Natixis, 0.4%, 10/1/2012	10,000,000	10,000,000
Norinchukin Bank:
0.27%, 11/2/2012	40,000,000	40,000,000
0.38%, 11/2/2012	10,000,000	10,000,710
Rabobank Nederland NV:
0.5%, 3/15/2013	40,000,000	40,000,000
0.53%, 10/25/2012	10,000,000	10,001,329
Skandinaviska Enskilda Banken AB, 0.3%, 1/2/2013	25,000,000	25,000,000
Toronto-Dominion Bank, 0.3%, 4/22/2013	15,000,000	15,003,377

Total Certificates of Deposit and Bank Notes (Cost $712,855,416)		712,855,416
Collateralized Mortgage Obligation 0.6%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.619% *, 3/20/2013 (Cost $40,500,000)	40,500,000	40,500,000
Commercial Paper 36.9%
Issued at Discount ** 31.9%
Alpine Securitzation, 144A, 0.2%, 10/2/2012	25,000,000	24,999,861
Antalis U.S. Funding Corp.:
144A, 0.37%, 10/19/2012	16,000,000	15,997,040
144A, 0.38%, 11/1/2012	20,000,000	19,993,456
Autobahn Funding Co., LLC:
144A, 0.4%, 12/13/2012	14,450,000	14,438,279
144A, 0.49%, 10/9/2012	19,500,000	19,497,877
Collateralized Commercial Paper Co., LLC:
0.24%, 10/4/2012	92,000,000	91,998,160
0.45%, 10/16/2012	67,500,000	67,487,344
DBS Bank Ltd.:
144A, 0.41%, 1/10/2013	17,500,000	17,479,870
144A, 0.44%, 1/10/2013	31,500,000	31,461,115
Erste Abwicklungsanstalt:
0.45%, 12/7/2012	45,000,000	44,962,313
0.5%, 2/19/2013	18,000,000	17,964,750
0.52%, 12/4/2012	47,000,000	46,956,551
0.54%, 11/9/2012	25,000,000	24,985,375
0.55%, 2/26/2013	38,000,000	37,914,078
0.56%, 3/5/2013	25,000,000	24,939,722
0.57%, 1/8/2013	21,700,000	21,665,985
0.58%, 10/18/2012	12,500,000	12,496,576
0.7%, 1/11/2013	17,500,000	17,465,292
General Electric Capital Corp.:
0.34%, 10/22/2012	25,000,000	24,995,042
0.35%, 1/9/2013	40,000,000	39,961,111
Gotham Funding Corp.:
144A, 0.2%, 10/16/2012	25,000,000	24,997,917
144A, 0.21%, 10/1/2012	15,000,000	15,000,000
144A, 0.24%, 11/13/2012	15,000,000	14,995,700
Hannover Funding Co., LLC:
0.47%, 10/23/2012	17,000,000	16,995,117
0.5%, 10/2/2012	32,000,000	31,999,556
0.5%, 10/9/2012	46,500,000	46,494,833
0.5%, 10/16/2012	7,000,000	6,998,542
0.5%, 11/2/2012	25,000,000	24,988,889
Kells Funding LLC:
144A, 0.33%, 11/5/2012	50,000,000	49,983,958
144A, 0.35%, 11/26/2012	50,000,000	49,972,778
144A, 0.45%, 10/5/2012	25,000,000	24,998,750
144A, 0.54%, 10/1/2012	32,500,000	32,500,000
144A, 0.55%, 2/25/2013	10,000,000	9,977,542
144A, 0.57%, 3/1/2013	5,000,000	4,988,046
144A, 0.58%, 11/2/2012	10,000,000	9,994,844
144A, 0.58%, 11/13/2012	15,000,000	14,989,608
144A, 0.59%, 1/22/2013	20,000,000	19,962,961
144A, 0.62%, 10/15/2012	25,000,000	24,993,972
Kreditanstal Fuer Wiederaufbau, 144A, 0.2%, 1/17/2013	15,000,000	14,991,000
Nestle Finance International Ltd., 0.26%, 3/25/2013	30,000,000	29,962,083
Nieuw Amsterdam Receivables Corp., 144A, 0.23%, 10/16/2012	25,000,000	24,997,604
Nordea North America, Inc.:
0.3%, 3/13/2013	30,000,000	29,959,250
0.32%, 3/18/2013	12,500,000	12,481,333
NRW.Bank, 0.2%, 10/9/2012	60,000,000	59,997,333
Oversea-Chinese Banking Corp., Ltd., 0.42%, 10/10/2012	50,000,000	49,994,750
SBAB Bank AB:
144A, 0.3%, 1/11/2013	45,000,000	44,961,750
144A, 0.31%, 11/27/2012	20,000,000	19,990,183
144A, 0.31%, 12/12/2012	15,000,000	14,990,700
144A, 0.34%, 12/3/2012	25,000,000	24,985,125
144A, 0.35%, 12/5/2012	10,000,000	9,993,681
144A, 0.363%, 10/5/2012	35,000,000	34,998,056
144A, 0.43%, 10/22/2012	51,000,000	50,987,208
144A, 0.43%, 10/23/2012	23,000,000	22,993,956
Scaldis Capital LLC:
0.34%, 10/5/2012	40,700,000	40,698,463
0.34%, 10/9/2012	23,000,000	22,998,262

Societe Generale North America, Inc.:
0.25%, 10/4/2012	42,000,000	41,999,125
0.38%, 11/1/2012	50,000,000	49,983,639
Standard Chartered Bank:
0.27%, 10/2/2012	20,000,000	19,999,850
0.33%, 10/1/2012	34,500,000	34,500,000
0.36%, 10/9/2012	64,500,000	64,494,840
Svenska Handelsbanken AB, 0.29%, 10/24/2012	50,000,000	49,990,736
Sydney Capital Corp., 144A, 0.299%, 12/14/2012	15,000,000	14,990,750
UOB Funding LLC, 0.26%, 12/11/2012	17,500,000	17,491,026
Versailles Commercial Paper LLC:
144A, 0.43%, 10/12/2012	20,000,000	19,997,372
144A, 0.43%, 10/18/2012	30,500,000	30,493,807
Victory Receivables Corp.:
144A, 0.21%, 10/23/2012	27,000,000	26,996,535
144A, 0.24%, 11/7/2012	40,000,000	39,990,133
White Point Funding, Inc.:
144A, 0.36%, 10/15/2012	33,282,000	33,277,341
144A, 0.51%, 11/19/2012	5,500,000	5,496,182

		2,002,174,883
Issued at Par 5.0%
ASB Finance Ltd.:
144A, 0.647% *, 4/30/2013	73,000,000	73,000,000
144A, 0.68% *, 2/1/2013	25,000,000	24,998,310
Australia & New Zealand Banking Group Ltd., 144A, 0.266% *, 11/26/2012	35,000,000	34,999,972
BNZ International Funding Ltd., 144A, 0.617% *, 5/9/2013	22,000,000	22,000,000
Kells Funding LLC:
144A, 0.359% *, 3/19/2013	25,000,000	25,000,000
144A, 0.565% *, 1/17/2013	20,000,000	20,000,000
Westpac Banking Corp.:
144A, 0.496% *, 10/26/2012	85,000,000	85,000,000
144A, 0.54% *, 4/26/2013	25,000,000	25,000,000

		309,998,282

Total Commercial Paper (Cost $2,312,173,165)		2,312,173,165
Short-Term Notes * 18.0%
Bank of Nova Scotia:
0.31%, 1/9/2013	40,000,000	40,000,000
0.37%, 12/14/2012	65,000,000	65,000,000
0.517%, 12/11/2012	37,500,000	37,500,000
0.66%, 10/1/2012	50,000,000	50,000,000
Bayerische Landesbank, 0.276%, 11/23/2012	20,000,000	20,000,000
Canadian Imperial Bank of Commerce:
0.468%, 4/26/2013	35,700,000	35,700,000
0.505%, 2/7/2013	95,000,000	95,000,000
0.51%, 4/26/2013	75,000,000	75,000,000
Commonwealth Bank of Australia:
144A, 0.487%, 3/1/2013	95,000,000	95,000,000
144A, 0.668%, 11/26/2012	15,000,000	15,002,858
JPMorgan Chase Bank NA, 0.468%, 12/7/2012	80,000,000	80,000,000
National Australia Bank Ltd.:
0.265%, 10/29/2012	10,000,000	10,000,000
0.486%, 3/8/2013	50,000,000	50,000,000
Queensland Treasury Corp., 0.49%, 11/19/2012	72,000,000	72,000,000
Rabobank Nederland NV:
0.463%, 6/27/2013	25,000,000	25,000,000
0.475%, 12/21/2012	65,000,000	65,000,000
0.553%, 1/23/2013	30,000,000	30,000,000
0.591%, 5/7/2013	50,000,000	50,000,000
144A, 0.646%, 9/16/2013	26,000,000	26,000,000
Royal Bank of Canada, 0.54%, 6/13/2013	22,500,000	22,500,000
Sumitomo Mitsui Banking Corp., 0.41%, 3/15/2013	38,000,000	38,000,000
Svenska Handelsbanken AB, 144A, 0.307%, 10/5/2012	50,000,000	50,000,714
Westpac Banking Corp.:
0.4%, 5/3/2013	35,000,000	35,018,143
0.488%, 8/9/2013	45,000,000	45,000,000

Total Short-Term Notes (Cost $1,126,721,715)		1,126,721,715
Municipal Bonds and Notes 9.2%
Alabama, Wells Fargo Stage Trust, Series 82C, 144A, 0.2% ***, 9/1/2028, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,745,000	7,745,000
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-644, 144A, AMT, 0.37% ***, 7/1/2041, LIQ: Bank of America NA	14,400,000	14,400,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.19% ***, 5/15/2030, LIQ: State Street Bank & Trust Co.	10,000,000	10,000,000
California, State Health Facilities Financing Authority Revenue, Series 74C, 144A, 0.2% ***, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,810,000	5,810,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.18% ***, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Hawaii, Wells Fargo State Trust, Series 6C, 144A, 0.2% ***, 7/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.2% ***, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
Kentucky, State Higher Education Student Loan Corp. Revenue, Series A-3, 0.26% ***, 6/1/2038, LOC: Bank of America NA, State Street Bank & Trust Co.	13,200,000	13,200,000
Kentucky, Wells Fargo Stage Trust Various States, Series 66C, 144A, 0.2% ***, 5/1/2034, LIQ: Wells Fargo Bank NA	29,995,000	29,995,000
Knox County, TN, Health Education & Housing Facilities Board, Hospital Facilities, Covenant Health, Series B, 0.19% ***, 1/1/2033, LOC: Bank of America NA	4,430,000	4,430,000
Lansing, MI, Wells Fargo State Trust, Series 71C, 144A, 0.2% ***, 7/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	11,980,000	11,980,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.26% ***, 3/1/2039, LOC: TD Bank NA	4,825,000	4,825,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.21% ***, 10/1/2034, LOC: Bank of America NA	13,295,000	13,295,000
Miami-Dade County, FL, Industrial Development Authority, Badia Spices, Inc., 0.34% ***, 7/1/2032, LOC: Northern Trust Co.	5,375,000	5,375,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.23% ***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	19,095,000	19,095,000
Mississippi, State Development Bank Special Obligation, Series B, 0.24% ***, 10/1/2031, LOC: Bank of America NA	14,500,000	14,500,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.2% ***, 3/15/2040, LIQ: Citibank NA	12,000,000	12,000,000
New York, State Housing Finance Agency, Affordable Housing Revenue, Clinton Park Phase II, Series B, 0.2% ***, 11/1/2049, LOC: Wells Fargo Bank NA	8,250,000	8,250,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.2% ***, 9/1/2040, LIQ: Wells Fargo Bank NA	19,980,000	19,980,000
New York, NY, General Obligation, Series E-3, 0.17% ***, 8/1/2034, LOC: Bank of America NA	30,000,000	30,000,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.2% ***, 8/1/2014, LIQ: Citibank NA	50,000,000	50,000,000
Nuveen Investment Quality Municipal Fund, Inc., Series 1-2118, 144A, AMT, 0.3% ***, 5/1/2041, LIQ: Barclays Bank PLC	20,000,000	20,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.19% ***, 9/1/2036, SPA: State Street Bank & Trust Co.	15,095,000	15,095,000
Rhode Island, State Student Loan Authority, Student Loan Revenue, Series B, 0.16% ***, 6/1/2052, LOC: State Street Bank & Trust Co.	15,000,000	15,000,000
San Jose, CA, Financing Authority Lease Revenue, TECP, 0.5%, 1/14/2013, LOC: State Street Bank & Trust Co., California State Teachers Retirement System	13,500,000	13,500,000
Shelby County, AL, Board of Education, Capital Outlay Warrants, Series 114C, 144A, 0.2% ***, 2/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	10,260,000	10,260,000
Tennessee, Tennergy Corp., Gas Revenue, Series 2006-001, 144A, 0.24% ***, 5/1/2016, LIQ: BNP Paribas, LOC: BNP Paribas	25,000,000	25,000,000
Texas, General Obligation, Series II-C, 0.21% ***, 6/1/2029, SPA: JPMorgan Chase Bank NA	15,580,000	15,580,000
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4264, 144A, 0.2% ***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	50,000,000	50,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	33,000,000	33,684,630
Texas, Veterans Land, 0.21% ***, 12/1/2026, SPA: JPMorgan Chase Bank NA	6,900,000	6,900,000
Texas, Wells Fargo Stage Trust, Series 5C, 144A, 0.2% ***, 3/1/2043, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	12,500,000	12,500,000
University of California, Series Z-1, 0.17% ***, 7/1/2041	27,300,000	27,300,000
Washington, Wells Fargo Stage Trust, Series 80C, 144A, 0.2% ***, 1/1/2035, LIQ: Wells Fargo Bank NA	9,770,000	9,770,000
West Virginia, Economic Development Authority Revenue, Morgantown Energy, AMT, 0.2% ***, 4/1/2027, LOC: Union Bank NA	12,600,000	12,600,000

Total Municipal Bonds and Notes (Cost $577,384,630)		577,384,630
Government & Agency Obligations 9.6%
U.S. Government Sponsored Agencies 4.1%
Federal Home Loan Bank:
0.17%, 1/23/2013	20,000,000	19,998,543
0.17% *, 11/8/2013	5,000,000	4,997,803
0.18%, 11/21/2012	26,500,000	26,499,895
0.19%, 2/27/2013	22,500,000	22,496,007
0.2%, 11/19/2012	13,500,000	13,500,763
0.23%, 4/25/2013	22,500,000	22,500,000
0.25%, 3/28/2013	23,500,000	23,497,884
0.33% *, 4/5/2013	20,000,000	19,998,961
0.33% *, 4/12/2013	20,000,000	19,998,929
0.36%, 5/16/2013	18,750,000	18,763,035
Federal Home Loan Mortgage Corp.:
0.088% **, 12/18/2012	10,000,000	9,997,183
1.375%, 1/9/2013	10,000,000	10,032,055
3.5%, 5/29/2013	23,000,000	23,494,463
Federal National Mortgage Association:
0.139% **, 1/2/2013	11,000,000	10,996,022
0.16% **, 10/1/2012	10,000,000	10,000,000

		256,771,543
U.S. Treasury Obligations 5.5%
U.S. Treasury Notes:
0.625%, 2/28/2013	47,000,000	47,089,282
1.375%, 10/15/2012	82,500,000	82,538,454
1.375%, 11/15/2012	20,000,000	20,030,749
1.375%, 1/15/2013	117,500,000	117,904,222
2.5%, 3/31/2013	20,000,000	20,230,481
3.375%, 11/30/2012	15,000,000	15,078,691
4.0%, 11/15/2012	40,000,000	40,187,533

		343,059,412

Total Government & Agency Obligations (Cost $599,830,955)		599,830,955
Time Deposits 7.3%
BNP Paribas, 0.12%, 10/1/2012	20,000,000	20,000,000
Citibank NA, 0.18%, 10/1/2012	48,000,000	48,000,000
Credit Agricole Corporate & Investment Bank, 0.23%, 10/1/2012	200,000,000	200,000,000
National Australia Bank Ltd., 0.06%, 10/1/2012	15,000,000	15,000,000
Royal Bank of Canada, 0.05%, 10/1/2012	30,000,000	30,000,000
Societe Generale, 0.17%, 10/1/2012	145,000,000	145,000,000

Total Time Deposits (Cost $458,000,000)		458,000,000
Repurchase Agreements 6.7%
Citigroup Global Markets, Inc., 0.22%, dated 9/28/2012, to be repurchased at $15,000,275 on 10/1/2012 (a)	15,000,000	15,000,000
JPMorgan Securities, Inc., 0.18%, dated 9/28/2012, to be repurchased at $20,000,300 on 10/1/2012 (b)	20,000,000	20,000,000
JPMorgan Securities, Inc., 0.25%, dated 9/28/2012, to be repurchased at $75,001,563 on 10/1/2012 (c)	75,000,000	75,000,000
JPMorgan Securities, Inc., 0.34%, dated 9/12/2012, to be repurchased at $50,014,167 on 10/12/2012 (d)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.15%, dated 9/28/2012, to be repurchased at $19,908,764 on 10/1/2012 (e)	19,908,515	19,908,515
Merrill Lynch & Co., Inc., 0.17%, dated 9/28/2012, to be repurchased at $10,000,142 on 10/1/2012 (f)	10,000,000	10,000,000
Merrill Lynch & Co., Inc., 0.2%, dated 9/28/2012, to be repurchased at $180,003,000 on 10/1/2012 (g)	180,000,000	180,000,000
The Goldman Sachs & Co., 0.19%, dated 9/28/2012, to be repurchased at $20,000,317 on 10/1/2012 (h)	20,000,000	20,000,000
The Toronto-Dominion Bank, 0.19%, dated 9/25/2012, to be repurchased at $32,001,182 on 10/2/2012 (i)	32,000,000	32,000,000

Total Repurchase Agreements (Cost $421,908,515)		421,908,515

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $6,249,374,396) †	99.7	6,249,374,396
Other Assets and Liabilities, Net	0.3	21,340,207

Net Assets	100.0	6,270,714,603

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of September 30, 2012.

†	The cost for federal income tax purposes was $6,249,374,396.
(a)	Collateralized by $14,039,400 U.S. Treasury Inflation-Indexed Note, 0.125%, maturing on 7/15/2022 with a value of $15,300,009.
(b)	Collateralized by $21,277,343 U.S. Treasury STRIPS, with various maturity dates of 5/15/2017-2/15/2019 with a value of $20,400,336.

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
640,195,927	Federal Home Loan Mortgage Corp. - Interest Only	2.5-7.0	9/15/2015-3/15/2042	47,396,753
170,747,147	Federal National Mortgage Association - Interest Only	3.5-6.5	6/25/2020-7/25/2050	28,481,355
32,794,939	Federal National Mortgage Association	1.52-1.79	12/25/2019-2/25/2022	622,112
Total Collateral Value				76,500,220

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
27,223,620	Access Group, Inc.	1.736	7/1/2038	27,917,082
23,406,000	Rockies Express Pipeline LLC	3.9-7.5	4/15/2015-7/15/2038	23,276,748
285,000	TRW Automotive, Inc.	7.0-7.25	3/15/2014-3/15/2017	306,884
Total Collateral Value				51,500,714

(e)	Collateralized by $15,752,600 U.S. Treasury Inflation-Indexed Note, 1.875%, maturing on 7/15/2013 with a value of $20,306,750.
(f)	Collateralized by $7,912,500 U.S. Treasury Inflation-Indexed Note, 1.875%, maturing on 7/15/2013 with a value of $10,200,040.
(g)	Collateralized by $169,065,982 Federal National Mortgage Association, with various coupon rates from 3.5-5.5%, with various maturity dates of 5/1/2026-12/1/2038 with a value of $185,400,000.
(h)	Collateralized by $19,477,056 Federal National Mortgage Association, 2.391%, maturing on 6/1/2042 with a value of $20,400,000.
(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,405,000	Federal National Mortgage Association	2.625-7.02	11/20/2014-6/23/2025	10,927,969
4,605,400	U.S. Treasury Bonds	3.875-4.375	8/15/2040-5/15/2041	5,717,061
13,836,900	U.S. Treasury Notes	0.25-3.875	2/15/2013-5/31/2019	14,098,173
4,400,000	U.S. Treasury STRIPS	Zero Coupon	2/15/2041	1,897,016
Total Collateral Value				32,640,219

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(j)	$—	$5,827,465,881	$—	$5,827,465,881
Repurchase Agreements	—	421,908,515	—	421,908,515
Total	$—	$6,249,374,396	$—	$6,249,374,396

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(j)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012